Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Other liabilities	£ 5,170	£ 8,862	[1]
Barclays Bank Group [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accruals and deferred income	2,680	3,147
Other ceditors	2,327	5,235
Items in the course of collection due to other banks	141	446
Obligations under finance leases (see Note 21)	4	3
Insurance contract liabilities, including unit-linked liabilities	18	31
Other liabilities	£ 5,170	£ 8,862	[2]

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.